Leases - Operating lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease expense
Operating lease expense	$ 82,901	$ 62,772	$ 53,507
Variable lease expense	$ 1,555	$ 3,797	$ 2,062
Minimum
Lessee, Lease, Description [Line Items]
Active leases, initial term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Active leases, initial term	20 years